Net Profit (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Profit (Loss) Per Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Profit (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Profit (Loss) Per Share [Line Items]
Net loss	$ (11,860)		$ (809)				$ (14,772)	$ (3,428)	$ (5,108)	$ (3,488)
Denominator:
weighted average number of shares (in Shares)							133	14,652	111,726	111,686
Basic net profit per ordinary share (in Dollars per share)	$ 18.3		$ 7.04				$ 50.43	$ 28.76	$ 44.23	$ 28.79
MORINGA ACQUISITION CORP [Member]
Net Profit (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Profit (Loss) Per Share [Line Items]
Net loss		$ (110,575)		$ 162,948	$ (310,793)	$ 476,143			$ 263,073	$ 584,025
Less – interest earned on Investment held in Trust Account		75,305		318,002	149,236	1,063,043			(1,364,444)	(1,685,666)
Net loss excluding interest		(185,880)		(155,054)	(460,029)	(586,900)			(1,101,371)	(1,101,641)
MORINGA ACQUISITION CORP [Member] | Class A Ordinary Share Subject to Possible Redemption [Member]
Numerator:
Net loss excluding interest		(24,737)		(67,544)	(61,220)	(351,654)			(498,567)	(852,835)
Accretion to Class A ordinary shares subject to possible redemption to redemption amount (“Accretion”)		$ 113,930		$ 558,002	$ 226,486	$ 1,463,043			1,908,820	1,685,666
Total									$ 1,410,253	$ 832,831
Denominator:
weighted average number of shares (in Shares)		515,019		2,589,567	515,019	5,015,185			2,774,850	11,500,000
Basic net profit per ordinary share (in Dollars per share)		$ 0.17		$ 0.19	$ 0.32	$ 0.22			$ 0.51	$ 0.07
MORINGA ACQUISITION CORP [Member] | Non-redeemable Class A and B Ordinary Share [Member]
Numerator:
Net loss excluding interest		$ (161,143)		$ (87,510)	$ (398,809)	$ (235,246)			$ (602,804)	$ (248,806)
Denominator:
weighted average number of shares (in Shares)		3,355,000		3,355,000	3,355,000	3,355,000			3,355,000	3,355,000
Basic net profit per ordinary share (in Dollars per share)		$ (0.06)		$ (0.1)	$ (0.14)	$ (0.19)			$ (0.34)	$ (0.07)
Numerator:
Accretion		$ (38,625)		$ (240,000)	$ (77,250)	$ (400,000)			$ (544,376)